Allowance for Finance Receivable Losses - Changes in Allowance for Finance Receivable Losses by Type (Details) - USD ($) $ in Millions		1 Months Ended		3 Months Ended									12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period							$ 180				$ 426		$ 180	$ 426	$ 259
Provision for finance receivable losses				$ 109	$ 78	$ 73	79	$ 87	$ 85	$ 80	100		339	352	371
Charge-offs													(349)	(297)	(275)
Recoveries													55	37	72
Transfers to finance receivables held for sale														1	(1)
Balance at end of period				224				180				$ 426	224	180	426
Finance receivables transferred from held for investment to held for sale														6,600	18
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims															37
Adjustment for the subsequent buyback of previously charged-off finance receivables sold		$ 4
Transfers to finance receivables held for sale which have a specific allowance												18
Consolidated VIEs
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period							72						72
Balance at end of period				128				72					128	72
Scenario, Previously Reported [Member]
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period							174						174
Provision for finance receivable losses													361	368	394
Balance at end of period				219				174					219	174
Adjustments
Changes in the allowance for finance receivable losses by finance receivable type
Provision for finance receivable losses						$ 8
Borrowers in Bankruptcy Status
Changes in the allowance for finance receivable losses by finance receivable type
Charge-offs														(4)
Personal Loans
Changes in the allowance for finance receivable losses by finance receivable type
Transfers to finance receivables held for sale													(1)
Real Estate Loans Held for Sale
Changes in the allowance for finance receivable losses by finance receivable type
Transfers to finance receivables held for sale														(339)
Personal Loans
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period							130				94		130	94	67
Provision for finance receivable losses													257	203	130
Charge-offs													(250)	(192)	(149)
Recoveries													37	25	47
Transfers to finance receivables held for sale															(1)
Balance at end of period				173				130				94	173	130	94
Finance receivables transferred from held for investment to held for sale													$ 608
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims															23
Finance receivables period for write-off	180 days												90 days
Personal Loans | Scenario, Previously Reported [Member]
Changes in the allowance for finance receivable losses by finance receivable type
Minimum percentage of original loan amount to be received before charge-off (as a percent)			5.00%
Personal Loans | Change in charge-off policy | Adjustments
Changes in the allowance for finance receivable losses by finance receivable type
Charge-offs			$ (13)
Personal Loans | Personal Loans
Changes in the allowance for finance receivable losses by finance receivable type
Transfers to finance receivables held for sale													$ (1)
Personal Loans | Real Estate Loans Held for Sale
Changes in the allowance for finance receivable losses by finance receivable type
Transfers to finance receivables held for sale														0
SpringCastle Portfolio
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period							3				0		3	0	0
Provision for finance receivable losses													67	36	0
Charge-offs													(78)	(39)	0
Recoveries													12	5	0
Transfers to finance receivables held for sale														1	0
Balance at end of period				4				3				0	4	3	0
SpringCastle Portfolio | Real Estate Loans Held for Sale
Changes in the allowance for finance receivable losses by finance receivable type
Transfers to finance receivables held for sale														0
Real Estate Loans
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period							46				330		46	330	190
Provision for finance receivable losses													13	110	242
Charge-offs													(18)	(61)	(117)
Recoveries													5	6	15
Balance at end of period				46				46				330	46	46	330
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims														2	9
Real Estate Loans | Real Estate Loans Held for Sale
Changes in the allowance for finance receivable losses by finance receivable type
Transfers to finance receivables held for sale														(339)
Retail Sales Finance
Changes in the allowance for finance receivable losses by finance receivable type
Balance at beginning of period							$ 1				$ 2		1	2	2
Provision for finance receivable losses													2	3	(1)
Charge-offs													(3)	(5)	(9)
Recoveries													1	1	10
Balance at end of period				$ 1				$ 1				$ 2	$ 1	1	2
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims															$ 5
Retail Sales Finance | Real Estate Loans Held for Sale
Changes in the allowance for finance receivable losses by finance receivable type
Transfers to finance receivables held for sale														$ 0